General and Administrative Expenses - Summary of General and Administrative Expenses (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Expenses related to employee
Employee benefits—salaries	₩ 2,707,446	₩ 2,621,008	₩ 2,639,569
Employee benefits—others	855,152	860,038	897,559
Post-employment benefits - defined benefit plans	177,481	155,720	222,388
Post-employment benefits - defined contribution plans	33,995	32,160	32,743
Termination benefits	306,617	275,632	312,980
Share-based payments	140,453	69,703	51,756
Sub-total	4,221,144	4,014,261	4,156,995
Depreciation and amortization	916,295	865,927	816,841
Other general and administrative expenses
Rental expense	92,392	100,761	98,346
Tax and dues	324,621	303,987	254,749
Communication	48,223	48,704	51,136
Electricity and utilities	49,063	45,255	32,954
Publication	7,813	9,263	10,435
Repairs and maintenance	52,298	51,202	50,828
Vehicle	18,313	18,015	18,308
Travel	16,881	18,177	16,680
Training	43,118	44,275	41,114
Service fees	249,774	233,403	242,762
Electronic data processing expenses	352,985	354,842	310,000
Advertising	230,656	230,192	236,957
Others	315,048	309,142	305,549
Sub-total	1,801,185	1,767,218	1,669,818
Total	₩ 6,938,624	₩ 6,647,406	₩ 6,643,654